CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 321	$ 3,402	$ 2,838
Accounts receivable	36,300	29,700	0
Prepaid expenses and other current assets	3,651	4,968	0
Total current assets	40,272	38,070	2,838
Intangible assets, net	125,420	151,771	0
Total Assets	165,692	189,841	2,838
Current liabilities
Accounts payable and accrued liabilities	4,301,610	4,167,061	7,838,112
Derivative liabilities	1,172,020	4,685,675	152,945
Royalty payable	150,000	150,000	0
Deferred revenue	10,000	0
Lease liability - operating leases, current	99,477	99,477	99,477
SBA loan payable	374,643	393,761	421,788
Other current liabilities	96,136	96,136	121,136
Legal settlements	3,322,834	2,666,675	2,219,886
Series A preferred stock liability, current	7,030,279	5,160,815	0
Total current liabilities	17,583,270	18,443,143	14,134,595
Series A preferred stock liability, non-current	6,367,442	8,162,644	0
Total liabilities	23,950,712	26,605,787	14,134,595
Commitments and contingencies	0	0	0
Stockholders’ equity (deficit)
Common Stock, Value, Issued	150,931	97,623	55,680
Additional paid-in capital	39,758,998	37,341,335	47,856,444
Accumulated deficit	(63,695,370)	(63,855,351)	(62,046,824)
Total stockholders’ equity (deficit)	(23,785,020)	(26,415,946)	(14,131,757)
Total liabilities and stockholders’ equity (deficit)	165,692	189,841	2,838
Series D Preferred Stock
Stockholders’ equity (deficit)
Preferred Stock, Value, Issued	0	250	2,500
Series F Preferred Stock
Stockholders’ equity (deficit)
Preferred Stock, Value, Issued	0	0	201
Series X Preferred Stock
Stockholders’ equity (deficit)
Preferred Stock, Value, Issued	421	197	242
Series E Preferred Stock
Stockholders’ equity (deficit)
Preferred Stock, Value, Issued		0	0
Nonrelated Party
Current liabilities
Accrued interest	384,605	374,376	348,821
Notes payable	641,666	548,137	945,429
Preferred stock dividends payable		0	1,551,833
Related Party
Current liabilities
Accrued interest	0	22,547	61,792
Notes payable	0	64,044	300,012
Preferred stock dividends payable	$ 0	$ 14,439	$ 73,364